Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net income	$ (83,346)	$ (184,456)
Items not involving cash:
Depreciation of property and equipment	5,495	7,503
Stock-based compensation	263	15,272
Changes in operating working capital:
Decrease (Increase) in accounts receivable	14,951	(90,651)
Decrease (increase) in investment tax credits	113,691	189,538
Decrease (increase) in prepaid expenses	(222)	11,356
Increase (decrease) in accounts payable	3,297	15,543
Increase (decrease) in accrued liabilities	931	(30,035)
Increase (decrease) in deferred revenue	(37,014)	(20,003)
Cash flows provided by operating activities	(28,448)	(77,191)
INVESTING ACTIVITIES
Purchase of property and equipment	894	6,585
Proceeds on sale of assets
Purchase of intangible asset
Purchase of investment
Cash flows used in investing activities	(894)	(6,585)
FINANCING ACTIVITIES
Cash flows provided by financing activities
Effect of changes in exchange rates on cash	(28,164)	(16,042)
Increase in cash and cash equivalents	(610)	(99,818)
Cash and cash equivalents, beginning of period	419,676	472,317
Cash and cash equivalents, end of period	$ 419,066	$ 372,499